UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

ITEM 1.                                                   REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of investments (unaudited)

August 31, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 58.2%
	Brazil — 5.6%
410,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	$422,300
	GTL Trade Finance Inc.:
150,000	7.250% due 10/20/17 (a)	161,700
169,000	Senior Notes, 7.250% due 10/20/17 (a)	182,182
250,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	251,875
	Vale Overseas Ltd., Notes:
361,000	8.250% due 1/17/34	421,103
1,362,000	6.875% due 11/21/36	1,370,451
	Total Brazil	2,809,611
	China — 0.3%
140,000	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10 (a)(b)	136,500
	Colombia — 0.2%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	107,000
	India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	90,819
	Kazakhstan — 1.9%
970,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	951,543
	Luxembourg — 1.1%
540,000	TNK-BP Finance SA, Senior Notes, 6.875% due 7/18/11 (a)	554,850
	Malaysia — 3.5%
1,780,000	Petronas Capital Ltd., 5.250% due 8/12/19 (a)	1,778,437
	Mexico — 23.4%
	Axtel SAB de CV, Senior Notes:
317,000	7.625% due 2/1/17 (a)	287,678
280,000	7.625% due 2/1/17 (a)	253,400
100,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	99,000
	Pemex Project Funding Master Trust:
5,317,000	1.929% due 6/15/10 (a)(b)	5,320,456
570,000	1.929% due 6/15/10 (a)(b)	568,575
	Senior Notes:
3,379,000	1.250% due 12/3/12 (a)(b)	3,243,840
2,110,000	1.250% due 12/3/12 (a)(b)	2,025,600
	Total Mexico	11,798,549
	Russia — 12.1%
	Evraz Group SA, Notes:
340,000	8.875% due 4/24/13 (a)	312,375
100,000	8.875% due 4/24/13 (a)	92,250
120,000	9.500% due 4/24/18 (a)	107,550
	LUKOIL International Finance BV:
150,000	6.656% due 6/7/22 (a)	136,500
316,000	Notes, 6.356% due 6/7/17 (a)	298,620
	RSHB Capital, Loan Participation Notes:
940,000	Notes, 9.000% due 6/11/14 (a)	1,003,356
950,000	Secured Notes, 7.125% due 1/14/14 (a)	954,750
260,000	Senior Secured Notes, 7.175% due 5/16/13 (a)	261,508
	TNK-BP Finance SA, Senior Notes:
280,000	7.500% due 3/13/13 (a)	282,100
170,000	7.500% due 7/18/16 (a)	160,650

See Notes to Financial Statements.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	1

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of investments (unaudited) (continued)

August 31, 2009

Face Amount†		Security	Value
		Russia — 12.1% (continued)
140,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	$134,750
270,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	270,324
2,070,000		VTB Capital SA, Medium-Term Notes, 2.183% due 11/2/09 (a)(b)	2,074,076
		Total Russia	6,088,809
		Thailand — 2.5%
		True Move Co., Ltd.:
570,000		10.750% due 12/16/13 (a)	537,225
760,000		Notes, 10.750% due 12/16/13 (a)	716,300
		Total Thailand	1,253,525
		Trinidad and Tobago — 0.5%
260,000		Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	283,725
		United Kingdom — 4.1%
11,018,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10 (a)	242,657
		Vedanta Resources PLC, Senior Notes:
1,000,000		6.625% due 2/22/10 (a)	1,005,000
830,000		8.750% due 1/15/14 (a)	815,475
		Total United Kingdom	2,063,132
		United States — 2.8%
120,000		Celulosa Arauco y Constitucion SA, Senior Notes, 7.250% due 7/29/19 (a)	129,572
250,000		Centrais Eletricas Brasileiras SA, Senior Notes, 6.875% due 7/30/19 (a)	265,000
360,000		Ecopetrol SA, Notes, 7.625% due 7/23/19 (a)	385,668
250,000		Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	266,250
370,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds, 5.500% due 9/30/14 (a)	384,725
		Total United States	1,431,215
		TOTAL CORPORATE BONDS & NOTES (Cost — $28,988,754)	29,347,715
COLLATERALIZED SENIOR LOANS — 0.2%
		United States — 0.2%
		Ashmore Energy International:
17,403		Synthetic Revolving Credit Facility, 3.288% due 3/30/14 (b)	15,750
121,246		Term Loan, 3.598% due 3/30/14 (b)	109,728
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $138,421)	125,478
SOVEREIGN BONDS — 37.9%
		Argentina — 2.8%
		Republic of Argentina:
1,174,000		Bonds, 7.000% due 9/12/13	794,505
1,040,135		Discount Notes, 8.280% due 12/31/33	609,779
		Total Argentina	1,404,284
		Brazil — 4.7%
4,594,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	2,391,790
		Colombia — 10.9%
		Republic of Colombia:
1,500,000		4.164% due 3/17/13 (a)(b)	1,526,250
4,070,000		2.240% due 11/16/15 (b)	3,954,005
		Total Colombia	5,480,255

See Notes to Financial Statements.

2	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of investments (unaudited) (continued)

August 31, 2009

Face Amount†		Security	Value
SOVEREIGN BONDS — 37.9% (continued)
		Gabon — 0.6%
297,000		Gabonese Republic, 8.200% due 12/12/17 (a)	$292,174
		Indonesia — 2.1%
		Republic of Indonesia:
1,572,000,000	IDR	10.250% due 7/15/22	150,806
3,261,000,000	IDR	11.000% due 9/15/25	319,775
3,057,000,000	IDR	10.250% due 7/15/27	278,226
3,610,000,000	IDR	Bonds, 9.750% due 5/15/37	301,882
		Total Indonesia	1,050,689
		Russia — 5.8%
		Russian Federation:
98,908		8.250% due 3/31/10 (a)	101,440
2,755,200		7.500% due 3/31/30 (a)	2,851,632
		Total Russia	2,953,072
		Turkey — 3.0%
1,563,000		Republic of Turkey, Notes, 6.875% due 3/17/36	1,506,341
		Venezuela — 8.0%
		Bolivarian Republic of Venezuela:
270,000		5.750% due 2/26/16 (a)	186,300
4,300,000		Collective Action Securities, 1.505% due 4/20/11 (a)(b)	3,870,000
		Total Venezuela	4,056,300
		TOTAL SOVEREIGN BONDS (Cost — $20,001,785)	19,134,905
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $49,128,960)	48,608,098
SHORT-TERM INVESTMENTS — 3.7%
		U.S. Government Agency — 0.1%
32,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.290% due 1/27/10 (c)(d) (Cost - $31,962)	31,981
		Repurchase Agreement — 3.6%
1,823,000		Morgan Stanley tri-party repurchase agreement dated 8/31/09, 0.170% due 9/1/09; Proceeds at maturity - $1,823,009; (Fully collateralized by various U.S. government agency obligations, 2.000% to 5.375% due 5/7/10 to 1/17/17; Market value - $1,875,778) (Cost - $1,823,000)	1,823,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,854,962)	1,854,981
		TOTAL INVESTMENTS — 100.0% (Cost — $50,983,922#)	$50,463,079

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	3

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of investments (unaudited) (continued)

August 31, 2009

Abbreviations used in this schedule:
BRL	– Brazilian Real
IDR	– Indonesian Rupiah
OJSC	– Open Joint Stock Company
RUB	– Russian Ruble

See Notes to Financial Statements.

4	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Western Asset Emerging Markets Floating Rate Fund Inc.

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost - $50,983,922)	$50,463,079
Cash	955
Deposits with brokers for open swap contracts	1,000,000
Dividends and interest receivable	591,743
Deposits with brokers for open futures contracts	141,003
Receivable for open swap contracts	49,614
Total Assets	52,246,394
LIABILITIES:
Unrealized depreciation on swaps	940,514
Payable for open swap contracts	160,970
Investment management fee payable	45,585
Payable to broker - variation margin on open futures contracts	34,384
Interest payable	13,199
Directors’ fees payable	1,114
Accrued expenses	53,573
Total Liabilities	1,249,339
TOTAL NET ASSETS	$50,997,055
NET ASSETS:
Par value ($0.001 par value; 4,311,135 shares issued and outstanding; 100,000,000 shares authorized)	$4,311
Paid-in capital in excess of par value	57,227,526
Overdistributed net investment income	(208,112)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(4,459,658)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(1,567,012)
TOTAL NET ASSETS	$50,997,055
Shares Outstanding	4,311,135
Net Asset Value	$11.83

See Notes to Financial Statements.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	5

Western Asset Emerging Markets Floating Rate Fund Inc.

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$1,740,579
Less: Foreign taxes withheld	(6,631)
Total Investment Income	1,733,948
EXPENSES:
Investment management fee (Note 2)	249,472
Commitment fees (Note 5)	44,110
Stock exchange listing fees	21,620
Legal fees	16,002
Transfer agent fees	12,920
Shareholder reports	9,136
Restructuring and reorganization fees	8,655
Directors’ fees	7,883
Audit and tax	6,501
Custody fees	5,924
Insurance	1,035
Miscellaneous expenses	1,884
Total Expenses	385,142
NET INVESTMENT INCOME	1,348,806
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(976,702)
Futures contracts	55,095
Swap contracts	(782,427)
Foreign currency transactions	(35,487)
Net Realized Loss	(1,739,521)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	10,185,921
Futures contracts	(126,564)
Swap contracts	590,345
Foreign currencies	80,376
Change in Net Unrealized Appreciation	10,730,078
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	8,990,557
INCREASE IN NET ASSETS FROM OPERATIONS	$10,339,363

See Notes to Financial Statements.

6	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Western Asset Emerging Markets Floating Rate Fund Inc.

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	August 31	February 28
OPERATIONS:
Net investment income	$1,348,806	$2,806,627
Net realized loss	(1,739,521)	(2,514,954)
Change in net unrealized appreciation/depreciation	10,730,078	(9,527,220)
Increase (Decrease) in Net Assets From Operations	10,339,363	(9,235,547)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,228,673)	(3,515,188)
Net realized gains	—	(168,552)
Decrease in Net Assets From Distributions to Shareholders	(1,228,673)	(3,683,740)
FUND SHARE TRANSACTIONS:
Reinvestment of distributions (0 and 5,840 shares reissued, respectively)	—	82,206
Increase in Net Assets From Fund Share Transactions	—	82,206
INCREASE (DECREASE) IN NET ASSETS	9,110,690	(12,837,081)
NET ASSETS:
Beginning of period	41,886,365	54,723,446
End of period*	$50,997,055	$41,886,365
*Includes overdistributed net investment income of:	$(208,112)	$(328,245)

See Notes to Financial Statements.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	7

Western Asset Emerging Markets Floating Rate Fund Inc.

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:

	2009(1)		2009		2008(2)		2007		2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$12.71		$14.19		$15.24		$14.18	$13.28
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.31		0.65		0.76		0.82		0.86	0.88
Net realized and unrealized gain (loss)	2.09		(2.78)		(1.16)		(0.00)	(3)	0.96	0.90
Total Income (Loss) From Operations	2.40		(2.13)		(0.40)		0.82		1.82	1.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.82)		(0.80)		(0.63)		(0.70)	(0.73)
Net realized gains	—		(0.04)		(0.28)		(1.24)		(0.06)	(0.15)
Total Distributions	(0.29)		(0.86)		(1.08)		(1.87)		(0.76)	(0.88)
NET ASSET VALUE, END OF PERIOD	$11.83		$9.72		$12.71		$14.19		$15.24	$14.18
MARKET PRICE, END OF PERIOD	$10.24		$7.29		$11.74		$13.62		$13.85	$14.02
Total Return, based on NAV(4) (5)	24.93%		(17.52)%		(3.09)%		5.69%		13.31%	14.02%
Total Return, Based on Market Price(5)	45.02%		(33.13)%		(6.06)%		12.61%		4.77%	9.50%
NET ASSETS, END OF PERIOD (000S)	$50,997		$41,886		$54,723		$61,075		$65,579	$61,025
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.62	%(6) (7)	1.71	%(7)	1.43%		2.52%		3.05%	2.40%
Gross expenses, excluding interest expense	1.62	(6)	1.71		1.43		1.68		1.57	1.67
Net expenses	1.62	(6) (7)	1.71	(7) (8)	1.43	(9)	2.52		3.05 (9)	2.40
Net expenses, excluding interest expense	1.62	(6)	1.71	(8)	1.43	(9)	1.68		1.57 (9)	1.67
Net investment income	5.68	(6)	5.72		5.56		5.28		5.98	6.57
PORTFOLIO TURNOVER RATE	20%		57%		46%		95%		89%	136%
SUPPLEMENTAL DATA:
Loans Outstanding, End of Period (000s)	—	(10)	—	(10)	—	(10)	—	(10)	$15,000	$15,000
Weighted Average Loan (000s)	—	(10)	—	(10)	—	(10)	$14,433	(10)	$15,000	$15,000
Weighted Average Interest Rate on Loans	—	(10)	—	(10)	—	(10)	5.15	%(10)	4.85%	2.83%

(1)	For the six months ended August 31, 2009 (unaudited).
(2)	For the year ended February 29, 2008.
(3)	Amount represents less than $0.01 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.
(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.58% for the six months ended August 31, 2009 and 1.70% for the year ended February 28, 2009.

(8)	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.
(9)	Reflects fee waivers and/or expense reimbursements.
(10)	At August 31, 2009, February 28, 2009, February 29, 2008 and February 28, 2007, the Fund did not have an outstanding loan.

See Notes to Financial Statements.

8	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.  Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	9

Notes to Financial Statements (unaudited) continued

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$29,347,715	—	$29,347,715
Collateralized senior loans	—	125,478	—	125,478
Sovereign bonds	—	19,134,905	—	19,134,905
Total long-term investments	—	48,608,098	—	48,608,098
Short-term investments:
U.S. government agency obligation	—	31,981	—	31,981
Repurchase agreement	—	1,823,000	—	1,823,000
Total short-term investments	—	1,854,981	—	1,854,981
Total investments	—	50,463,079	—	50,463,079
Other financial instruments:
Interest rate swaps	—	(940,514)	—	(940,514)
Futures contracts	$(106,959)	—	—	(106,959)

Total other financial instruments	(106,959)	(940,514)	—	(1,047,473)

Total	$(106,959)	$49,522,565	—	$49,415,606

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	SOVEREIGN BONDS	TOTAL

Balance as of February 28, 2009	$5,111,232	$3,259,287	$8,370,519
Accrued premiums/discounts	57,954	37,319	95,273
Realized gain/(loss)[1]	—	—	—
Change in unrealized appreciation (depreciation)[2]	151,270	1,170,281	1,321,551
Net purchases (sales)	—	12,892	12,892

Net transfers in and/or out of Level 3	(5,320,456)	(4,479,779)	(9,800,235)
Balance as of August 31, 2009	—	—	—
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009	—	—	—

[1] This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2] This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including

10	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Notes to Financial Statements (unaudited) continued

foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Interest rate swaps

The Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	11

Notes to Financial Statements (unaudited) continued

unrealized gain or loss on investments. Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security transactions and investment income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.  Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence.  The cost of investments sold is determined by use of the specific identification method.  To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Credit and market risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Distributions to shareholders.  Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or net asset values per share.

2.  Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.05% of the Fund’s average weekly net assets.

12	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Notes to Financial Statements (unaudited) continued

LMPFA has delegated to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$8,985,185
Sales	10,023,138

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,740,276
Gross unrealized depreciation	(2,261,119)
Net unrealized depreciation	$(520,843)

At August 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. Treasury, 10-Year Notes	69	12/09	$7,981,135	$8,088,094	$(106,959)

At August 31, 2009, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Interest Rate Swaps:
JPMorgan Chase Securities Inc.	$7,800,000	3/30/11	1.490%	3-Month LIBOR	—	$(56,325)
JPMorgan Chase Securities Inc.	5,000,000	8/22/12	5.063%	3-Month LIBOR	—	(453,602)
JPMorgan Chase Securities Inc.	4,120,000	3/3/15	4.805%	6-Month LIBOR	—	(405,295)
UBS Warburg LLC	2,400,000	6/12/11	1.773%	3-Month LIBOR	—	(25,292)
Net unrealized depreciation on open swap contracts						$(940,514)

‡  Percentage shown is an annual percentage rate.

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities’ at August 31, 2009.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	13

Notes to Financial Statements (unaudited) continued

Liability Derivatives1

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures Contracts[2]	$106,959	—	$106,959
Swap Contracts[3]	940,514	—	940,514
Total	$1,047.473	—	$1,047,473

[1] Generally, the balance sheet location for asset derivatives is receivable/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2] Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[3] Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2009.  The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period.  The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Amount of Realized Gain or (Loss) on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$55,095	—	$55,095
Swap Contracts	(782,427)	—	(782,427)
Total	$(727,332)	—	$(727,332)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$(126,564)	—	$(126,564)
Swap Contracts	590,345	—	590,345
Total	$463,781	—	$463,781

The Fund had average market values of $4,544,188 in futures contracts (to sell) and average notional balances in interest rate swap contracts of $17,646,667 during the period ended August 31, 2009.

5.  Loan

At August 31, 2009, the Fund had a $7,000,000 credit line available pursuant to an amended and restated revolving credit and security agreement, dated as of November 20, 2006 and amended November 14, 2008, among the Fund, CHARTA, LLC (the “Lender”), as successor by assignment to Panterra Funding, LLC, and Citibank N.A. (“Citibank”) as secondary lender, for which Citibank also acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused.  Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended August 31, 2009, the Fund incurred a commitment fee in the amount of $44,110. The Fund did not have any borrowings outstanding during the six months ended August 31, 2009.

14	Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report

Notes to Financial Statements (unaudited) continued

6.  Capital Loss Carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $1,752,928 all of which expires in 2017.  This amount will be available to offset any future taxable capital gains.

Western Asset Emerging Markets Floating Rate Fund Inc. 2009 Semi-Annual Report	15

ITEM 2.                                                   CODE OF ETHICS.

Not applicable.

ITEM 3.                                                   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                                   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                                   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                   SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                             CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a) (1)  Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Western Asset Emerging Markets Floating Rate Fund Inc.

Date:	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer
Western Asset Emerging Markets Floating Rate Fund Inc.

Date:	October 27, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer
Western Asset Emerging Markets Floating Rate Fund Inc.

Date:	October 27, 2009